Share-based payments - Share options (Details)													12 Months Ended
	Dec. 30, 2021 Options	Nov. 15, 2021 Options	Jun. 17, 2021 Options	May 21, 2021 Options	Mar. 11, 2021 Options	Dec. 22, 2020 Options	Dec. 15, 2020 Options	Nov. 16, 2020 Options	Aug. 17, 2020 Options	Jun. 08, 2020 Options	May 20, 2020 Options	Mar. 12, 2020 Options	Dec. 31, 2021 EquityInstruments Options shares	Dec. 31, 2020 EquityInstruments Options
Share-based payments
Number of share options granted in share-based payment arrangement	105,071	24,500	1,000	555,464	12,000	11,500	10,000	84,900	2,900	80,000	481,405	16,550	698,035	687,255
Share Option Plan
Share-based payments
Number of share options granted in share-based payment arrangement											2,700,908
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments													2,092,596	1,522,362
Number of each option granted to purchase common shares | shares													1
Number of trading days preceding the date the share option granted													5 days
Maximum term of share options granted													10 years
Maximum period of share options vested													4 years